Summary of Significant Accounting Policies (FY) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segments shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Excess of FDIC amount	$ 250,000		$ 250,000
FDIC insurance	2,000,000		1,900,000
Advertising expenses	412,445	$ 284,886	944,635	$ 436,066
Research and development expenses	182,484	$ 238,739	423,299	18,935
Total contract liabilities	$ 447		369	3,445	$ 4,648
Management fees paid			$ 3,297,906	$ 2,848,307
Number of operating segments (in Segments) | Segments			1
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive shares (in Shares) | shares	31,500		105,490
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years		15 years